Cash and Cash Equivalents and Short-term Investments - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 2,458,717	€ 2,419,487		€ 2,330,694	€ 1,767,596
Cash and cash equivalents maturity period	P3M
Restricted cash and cash equivalents	€ 5,300	5,100
Minimum [Member]
Cash and Cash Equivalents [Line Items]
Short-term investments maturity period	3 months
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Short-term investments maturity period	1 year
Fair Value, Measurements, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Money market funds	€ 659,295 [1]	426,742	[2]
Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,423,000	1,200,000
Interest-Bearing Bank Accounts [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 376,400	€ 792,800

[1]	Money market funds are part of our cash and cash equivalents. See Note
[2]	Money market funds are part of our cash and cash equivalents. See Note